Finance Receivables - Summary of Finance Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Statement [Line Items]
Total finance receivables, net	¥ 19,205,715	¥ 17,039,401	¥ 16,938,395
Deferred origination costs	270,406	221,200	204,305
Less - Unearned income	(1,068,587)	(919,054)	(986,928)
Current assets	6,756,189	6,621,604	6,657,367
Non-current assets	12,449,525	10,417,797	10,281,028
Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	20,265,197	17,973,103	17,899,635
Retail [Member]
Statement [Line Items]
Less - Allowance for credit losses	(198,204)	(159,770)	(121,242)
Retail [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	15,048,433	12,802,072	12,773,344
Finance leases [Member]
Statement [Line Items]
Less - Allowance for credit losses	(33,455)	(30,899)	(26,483)
Finance leases [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	2,031,280	1,691,418	1,636,536
Wholesale and other dealer loans [Member]
Statement [Line Items]
Less - Allowance for credit losses	(29,642)	(45,179)	(30,893)
Wholesale and other dealer loans [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	¥ 3,185,484	¥ 3,479,613	¥ 3,489,756